Related parties (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Expenses
Finance costs	€ 79	€ 16
Leases	0	0
Services received	0	0
Purchases of stocks	0	0
Other expenses	57	197
Total expenses	136	213
Income
Finance income	191	71
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	710	684
Total income	901	755
Debt balances:
Customers and commercial debtors	0		€ 0
Loans and credits granted	9,956		9,779
Other collection rights	969		946
Debit balances	10,925		10,725
Credit balances:
Suppliers and creditors granted	0		0
Loans and credits received	3,346		3,370
Other payment obligations	358		372
Credit balances	3,704		3,742
Other transactions
Other transactions
Financing agreements: loans and capital contributions (lender)	179	741
Financing agreements: loans and capital contributions (borrower)	(22)	411
Guarantees provided	680	0
Guarantees received	0	0
Commitments acquired	54	(14)
Dividends and other distributed profit	11	10
Other transactions	36	(106)
Significant shareholders
Expenses
Finance costs	0	0
Leases	0	0
Services received	0	0
Purchases of stocks	0	0
Other expenses	0	0
Total expenses	0	0
Income
Finance income	0	0
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	0	0
Total income	0	0
Debt balances:
Customers and commercial debtors	0		0
Loans and credits granted	0		0
Other collection rights	0		0
Debit balances	0		0
Credit balances:
Suppliers and creditors granted	0		0
Loans and credits received	0		0
Other payment obligations	0		0
Credit balances	0		0
Significant shareholders | Other transactions
Other transactions
Financing agreements: loans and capital contributions (lender)	0	0
Financing agreements: loans and capital contributions (borrower)	0	0
Guarantees provided	0	0
Guarantees received	0	0
Commitments acquired	0	0
Dividends and other distributed profit	0	0
Other transactions	0	0
Directors and executives
Expenses
Finance costs	0	0
Leases	0	0
Services received	0	0
Purchases of stocks	0	0
Other expenses	0	0
Total expenses	0	0
Income
Finance income	0	0
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	0	0
Total income	0	0
Debt balances:
Customers and commercial debtors	0		0
Loans and credits granted	13		13
Other collection rights	0		0
Debit balances	13		13
Credit balances:
Suppliers and creditors granted	0		0
Loans and credits received	21		22
Other payment obligations	0		0
Credit balances	21		22
Directors and executives | Other transactions
Other transactions
Financing agreements: loans and capital contributions (lender)	2	0
Financing agreements: loans and capital contributions (borrower)	0	9
Guarantees provided	0	0
Guarantees received	0	0
Commitments acquired	0	0
Dividends and other distributed profit	1	1
Other transactions	0	0
Group companies or entities
Expenses
Finance costs	79	16
Leases	0	0
Services received	0	0
Purchases of stocks	0	0
Other expenses	57	197
Total expenses	136	213
Income
Finance income	188	71
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	709	683
Total income	897	754
Debt balances:
Customers and commercial debtors	0		0
Loans and credits granted	9,687		9,311
Other collection rights	969		946
Debit balances	10,656		10,257
Credit balances:
Suppliers and creditors granted	0		0
Loans and credits received	3,210		3,239
Other payment obligations	358		372
Credit balances	3,568		3,611
Group companies or entities | Other transactions
Other transactions
Financing agreements: loans and capital contributions (lender)	376	715
Financing agreements: loans and capital contributions (borrower)	(29)	362
Guarantees provided	0	0
Guarantees received	0	0
Commitments acquired	51	(12)
Dividends and other distributed profit	0	0
Other transactions	36	(106)
Other related parties
Expenses
Finance costs	0	0
Leases	0	0
Services received	0	0
Purchases of stocks	0	0
Other expenses	0	0
Total expenses	0	0
Income
Finance income	3	0
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	1	1
Total income	4	1
Debt balances:
Customers and commercial debtors	0		0
Loans and credits granted	256		455
Other collection rights	0		0
Debit balances	256		455
Credit balances:
Suppliers and creditors granted	0		0
Loans and credits received	115		109
Other payment obligations	0		0
Credit balances	115		€ 109
Other related parties | Other transactions
Other transactions
Financing agreements: loans and capital contributions (lender)	(199)	26
Financing agreements: loans and capital contributions (borrower)	7	40
Guarantees provided	680	0
Guarantees received	0	0
Commitments acquired	3	(2)
Dividends and other distributed profit	10	9
Other transactions	€ 0	€ 0